Cover Page	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-52596
Entity Tax Identification Number	30-0309068
Entity Address, Address Line One	One Tabor Center
Entity Address, Address Line Two	1200 Seventeenth Street, Suite 2900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001327978
Amendment Flag	false